SEA with RoyaLand Nevada - Schedule of Shares being Exchanged (Details)	Jun. 30, 2025 shares
Class A Common Shares [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	9,000,000
Class A Common Shares [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	6,500,000
Class A Common Shares [Member] | CEO [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	5,850,000	[1]
Class A Common Shares [Member] | CEO [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	6,500,000	[1]
Class A Common Shares [Member] | Shareholder #1 [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	2,250,000	[2]
Class A Common Shares [Member] | Shareholder #2 [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	900,000	[3]
Class B Common Shares [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	2,000,000
Class B Common Shares [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	5,500,000
Class B Common Shares [Member] | Shareholder #1 [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	2,500,000	[2]
Class B Common Shares [Member] | Shareholder #2 [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	1,000,000	[3]
Class B Common Shares [Member] | Shareholder #3 [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	200,000
Class B Common Shares [Member] | Shareholder #3 [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	200,000
Class B Common Shares [Member] | Shareholder #4 [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	100,000
Class B Common Shares [Member] | Shareholder #4 [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	100,000
Class B Common Shares [Member] | Shareholder #5 [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	600,000
Class B Common Shares [Member] | Shareholder #5 [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	600,000
Class B Common Shares [Member] | Shareholder #6 [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	200,000
Class B Common Shares [Member] | Shareholder #6 [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	200,000
Class B Common Shares [Member] | Shareholder #7 [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	400,000
Class B Common Shares [Member] | Shareholder #7 [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	400,000
Class B Common Shares [Member] | Shareholder #8 [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	200,000
Class B Common Shares [Member] | Shareholder #8 [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	200,000
Class B Common Shares [Member] | Shareholder #9 [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	100,000
Class B Common Shares [Member] | Shareholder #9 [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	100,000
Class B Common Shares [Member] | Shareholder #10 [Member] | RoyaLand Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares Received	200,000
Class B Common Shares [Member] | Shareholder #10 [Member] | RoyaLand Company [Member]
Disclosure of classes of share capital [line items]
Shares Exchanged	200,000

[1]	The CEO was issued 650,000 Class A Common Shares of RoyaLand Ltd. upon its formation on October 18, 2022, resulting in total ownership of 6,500,000 Class A Common Shares after the completion of the SEA.
[2]	Shareholder #1 was issued 250,000 Class A Common Shares of RoyaLand Ltd. upon its formation on October 18, 2022, resulting in total ownership of 2,500,000 Class A Common Shares after the completion of the SEA.
[3]	Shareholder #2 was issued 100,000 Class A Common Shares of RoyaLand Ltd. upon its formation on October 18, 2022, resulting in total ownership of 1,000,000 Class A Common Shares after the completion of the SEA.